Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net deferred tax asset/(liability)
At the beginning of the financial year	$ 2,023	$ 1,823	$ (1,681)
Income tax (charge)/credit recorded in the income statement	(1,445)	188	3,508
Income tax credit/(charge) recorded directly in equity	17	12	(25)
Other movements	(26)		21
At the end of the financial year	$ 569	$ 2,023	$ 1,823